DEBT - Summary of Company's Mortgage Notes (FY) (Details)					3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 05, 2021 USD ($)	Apr. 01, 2020 USD ($)	Feb. 04, 2020 USD ($)	Jan. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) monthlyPayment	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 10, 2020 USD ($)	Jul. 29, 2020 USD ($)	Jul. 22, 2020 USD ($)
Short-term Debt [Line Items]
Principal balance					$ 185,758,762	$ 182,948,438			$ 185,758,762		$ 182,948,438
Plus: unamortized mortgage premium, net of discount					390,426	447,471			390,426		447,471
Less: unamortized deferred financing costs					(1,683,279)	(1,491,715)			(1,683,279)		(1,491,715)
Net principal					184,465,909	181,904,194			$ 184,465,909		$ 181,904,194
Loans to assets ratio (as a percent)									60.00%		60.00%
Impairment of real estate investment properties					(400,999)	761,100	$ 349,457	$ 9,157,068	$ (400,999)	$ 9,506,525	$ 10,267,625	$ 0
Six Dollar General properties
Short-term Debt [Line Items]
Principal balance					$ 3,711,118	3,747,520			$ 3,711,118		3,747,520
Contractual interest rate					4.69%				4.69%
Effective interest rate					4.69%				4.69%
Dana
Short-term Debt [Line Items]
Principal balance					$ 0	4,466,865			$ 0		4,466,865
Contractual interest rate					4.56%				4.56%
Effective interest rate					4.56%				4.56%
Northrop Grumman
Short-term Debt [Line Items]
Principal balance					$ 7,000,000	5,518,589			$ 7,000,000		5,518,589
Contractual interest rate					3.35%				3.35%
Effective interest rate					3.35%				3.35%
exp US Services
Short-term Debt [Line Items]
Principal balance					$ 3,288,786	$ 3,321,931			$ 3,288,786		$ 3,321,931
Effective interest rate					4.25%				4.25%
exp US Services | Initial Contractual Interest One
Short-term Debt [Line Items]
Initial contractual interest rate					4.25%	4.25%			4.25%		4.25%
exp US Services | Treasury Bill Index
Short-term Debt [Line Items]
Contractual interest rate					3.25%	3.25%			3.25%		3.25%
Harley Davidson property
Short-term Debt [Line Items]
Principal balance					$ 6,558,170	$ 0			$ 6,558,170		$ 0
Contractual interest rate					425.00%				425.00%
Effective interest rate					4.25%				4.25%
Wyndham
Short-term Debt [Line Items]
Principal balance					$ 5,551,200	5,607,000			$ 5,551,200		5,607,000
Effective interest rate					4.34%				4.34%
Wyndham | (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)									2.05%
Williams Sonoma
Short-term Debt [Line Items]
Principal balance					$ 4,392,000	4,438,200			$ 4,392,000		4,438,200
Effective interest rate					4.34%				4.34%
Williams Sonoma | (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)									2.05%
Omnicare
Short-term Debt [Line Items]
Principal balance					$ 4,151,386	4,193,171			$ 4,151,386		4,193,171
Contractual interest rate					4.36%				4.36%
Effective interest rate					4.36%				4.36%
EMCOR
Short-term Debt [Line Items]
Principal balance					$ 2,784,868	2,811,539			$ 2,784,868		2,811,539
Contractual interest rate					4.35%				4.35%
Effective interest rate					4.35%				4.35%
Husqvarna
Short-term Debt [Line Items]
Principal balance					$ 6,379,182	$ 6,379,182			$ 6,379,182		$ 6,379,182
Contractual interest rate					4.60%	4.60%			4.60%		4.60%
Effective interest rate					4.60%				4.60%
Husqvarna | Treasury Bill Index
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)									2.45%
Husqvarna | Maximum | Treasury Bill Index
Short-term Debt [Line Items]
Contractual interest rate						2.45%					2.45%
AvAir
Short-term Debt [Line Items]
Principal balance					$ 19,950,000	$ 19,950,000			$ 19,950,000		$ 19,950,000
Contractual interest rate					3.80%				3.80%
Effective interest rate					3.80%				3.80%
3M
Short-term Debt [Line Items]
Principal balance					$ 8,091,800	8,166,000			$ 8,091,800		8,166,000
Effective interest rate					5.09%				5.09%
3M | (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)									2.25%
Former 24 Hour Fitness
Short-term Debt [Line Items]
Impairment of real estate investment properties								$ 5,664,517
Texas Health
Short-term Debt [Line Items]
Principal balance					$ 4,324,160	4,363,203			$ 4,324,160		4,363,203
Contractual interest rate					4.00%				4.00%
Effective interest rate					4.00%				4.00%
Bon Secours
Short-term Debt [Line Items]
Principal balance					$ 5,142,425	5,180,552			$ 5,142,425		5,180,552
Contractual interest rate					5.41%				5.41%
Effective interest rate					5.41%				5.41%
Costco
Short-term Debt [Line Items]
Principal balance					$ 18,850,000	18,850,000			$ 18,850,000		18,850,000
Contractual interest rate					4.85%				4.85%
Effective interest rate					4.85%				4.85%
Taylor Fresh Foods property
Short-term Debt [Line Items]
Principal balance					$ 12,350,000	12,350,000			$ 12,350,000		12,350,000
Contractual interest rate					3.85%				3.85%
Effective interest rate					3.85%				3.85%
Levins
Short-term Debt [Line Items]
Principal balance					$ 2,687,293	2,032,332			$ 2,687,293		2,032,332
Contractual interest rate					3.75%				3.75%
Effective interest rate					3.75%				3.75%
GSA (MSHA)
Short-term Debt [Line Items]
Principal balance					$ 1,743,349	1,752,092			$ 1,743,349		1,752,092
Contractual interest rate					3.65%				3.65%
Effective interest rate					3.65%				3.65%
GSA (MSHA) | Swap | Subsequent Event
Short-term Debt [Line Items]
Derivative, cost of hedge net of cash received	$ 9,900
PreK San Antonio
Short-term Debt [Line Items]
Principal balance					$ 4,984,311	5,037,846			$ 4,984,311		5,037,846
Contractual interest rate					4.25%				4.25%
Effective interest rate					4.25%				4.25%
Dinan Cars
Short-term Debt [Line Items]
Proceeds from lease payments				$ 783,182
Dinan Cars | Swap
Short-term Debt [Line Items]
Derivative, cost of hedge net of cash received			$ 47,000
Dollar General, Big Spring
Short-term Debt [Line Items]
Principal balance					$ 593,851	599,756			$ 593,851		599,756
Contractual interest rate					4.50%				4.50%
Effective interest rate					4.50%				4.50%
Gap
Short-term Debt [Line Items]
Principal balance					$ 3,531,585	3,569,990			$ 3,531,585		3,569,990
Contractual interest rate					4.15%				4.15%
Effective interest rate					4.15%				4.15%
Sutter Health
Short-term Debt [Line Items]
Principal balance					$ 13,739,153	13,879,655			$ 13,739,153		13,879,655
Contractual interest rate					4.50%				4.50%
Effective interest rate					4.50%				4.50%
Mortgage Notes Payable
Short-term Debt [Line Items]
Principal balance					$ 182,758,762	176,948,438			$ 182,758,762		176,948,438	195,739,481
Plus: unamortized mortgage premium, net of discount					390,426	447,471			390,426		447,471	489,664
Less: unamortized deferred financing costs					(1,572,582)	(1,469,991)			(1,572,582)		(1,469,991)	(2,189,938)
Net principal					$ 181,576,606	175,925,918			$ 181,576,606		175,925,918	194,039,207
Mortgage Notes Payable | Subsequent Event | Minimum
Short-term Debt [Line Items]
Effective interest rate	3.65%
Debt instrument, term	5 years
Mortgage Notes Payable | Subsequent Event | Maximum
Short-term Debt [Line Items]
Effective interest rate	3.75%
Debt instrument, term	7 years
Mortgage Notes Payable | Accredo/Walgreens properties
Short-term Debt [Line Items]
Principal balance						$ 8,538,000					$ 8,538,000	$ 6,853,442	$ 8,538,000
Contractual interest rate						3.80%					3.80%
Effective interest rate						3.80%					3.80%	3.95%	3.80%
Mortgage Notes Payable | Six Dollar General properties
Short-term Debt [Line Items]
Principal balance						$ 3,747,520					$ 3,747,520	$ 3,819,264
Contractual interest rate						4.69%					4.69%
Effective interest rate						4.69%					4.69%
Mortgage Notes Payable | Dana
Short-term Debt [Line Items]
Principal balance						$ 4,466,865					$ 4,466,865	4,551,250
Contractual interest rate						4.56%					4.56%
Effective interest rate						4.56%					4.56%
Mortgage Notes Payable | Northrop Grumman
Short-term Debt [Line Items]
Principal balance						$ 5,518,589					$ 5,518,589	5,666,866
Contractual interest rate						4.40%					4.40%
Effective interest rate						4.40%					4.40%
Mortgage Notes Payable | exp US Services
Short-term Debt [Line Items]
Principal balance						$ 3,321,931					$ 3,321,931	3,385,353
Effective interest rate						4.25%					4.25%
Mortgage Notes Payable | Harley Davidson property
Short-term Debt [Line Items]
Principal balance						$ 0					$ 0	6,748,029
Contractual interest rate						4.25%					4.25%
Effective interest rate						4.25%					4.25%
Mortgage Notes Payable | Wyndham
Short-term Debt [Line Items]
Principal balance						$ 5,607,000					$ 5,607,000	5,716,200
Effective interest rate						4.34%					4.34%
Mortgage Notes Payable | Wyndham | (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)											2.05%
Mortgage Notes Payable | Williams Sonoma
Short-term Debt [Line Items]
Principal balance						$ 4,438,200					$ 4,438,200	4,530,600
Effective interest rate						4.34%					4.34%
Mortgage Notes Payable | Williams Sonoma | (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)											2.05%
Mortgage Notes Payable | Omnicare
Short-term Debt [Line Items]
Principal balance						$ 4,193,171					$ 4,193,171	4,273,552
Contractual interest rate						4.36%					4.36%
Effective interest rate						4.36%					4.36%
Mortgage Notes Payable | EMCOR
Short-term Debt [Line Items]
Principal balance						$ 2,811,539					$ 2,811,539	2,862,484
Contractual interest rate						4.35%					4.35%
Effective interest rate						4.35%					4.35%
Mortgage Notes Payable | Husqvarna
Short-term Debt [Line Items]
Principal balance						$ 6,379,182					$ 6,379,182	6,379,182
Effective interest rate						4.60%					4.60%
Mortgage Notes Payable | AvAir
Short-term Debt [Line Items]
Principal balance						$ 19,950,000					$ 19,950,000	$ 14,575,000		$ 19,950,000
Contractual interest rate						380.00%					380.00%
Effective interest rate						3.80%					3.80%	4.84%		3.80%
Mortgage Notes Payable | 3M
Short-term Debt [Line Items]
Principal balance						$ 8,166,000					$ 8,166,000	$ 8,290,000
Effective interest rate						5.09%					5.09%
Mortgage Notes Payable | 3M | (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)											2.25%
Mortgage Notes Payable | Cummins
Short-term Debt [Line Items]
Principal balance						$ 8,332,200					$ 8,332,200	8,458,600
Effective interest rate						5.16%					5.16%
Mortgage Notes Payable | Cummins | (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)											2.25%
Mortgage Notes Payable | Former 24 Hour Fitness
Short-term Debt [Line Items]
Principal balance						$ 0					$ 0	6,283,898
Effective interest rate						4.64%					4.64%
Monthly mortgage payment		$ 32,000
Decrease in monthly mortgage payment		$ 8,000
Number of reduced monthly payments | monthlyPayment								4
Mortgage Notes Payable | Former 24 Hour Fitness | (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)											4.30%
Mortgage Notes Payable | Texas Health
Short-term Debt [Line Items]
Principal balance						$ 4,363,203					$ 4,363,203	4,400,000
Contractual interest rate						4.00%					4.00%
Effective interest rate						4.00%					4.00%
Mortgage Notes Payable | Bon Secours
Short-term Debt [Line Items]
Principal balance						$ 5,180,552					$ 5,180,552	5,250,000
Contractual interest rate						5.41%					5.41%
Effective interest rate						5.41%					5.41%
Mortgage Notes Payable | Costco
Short-term Debt [Line Items]
Principal balance						$ 18,850,000					$ 18,850,000	18,850,000
Contractual interest rate						4.85%					4.85%
Effective interest rate						4.85%					4.85%
Mortgage Notes Payable | Taylor Fresh Foods property
Short-term Debt [Line Items]
Principal balance						$ 12,350,000					$ 12,350,000	12,350,000
Contractual interest rate						3.85%					3.85%
Effective interest rate						3.85%					3.85%
Mortgage Notes Payable | Levins
Short-term Debt [Line Items]
Principal balance						$ 2,032,332					$ 2,032,332	2,079,793
Effective interest rate						3.74%					3.74%
Mortgage Notes Payable | Levins | (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)											1.93%
Mortgage Notes Payable | Levins | Subsequent Event
Short-term Debt [Line Items]
Principal balance	$ 2,700,000
Effective interest rate	3.75%
Mortgage Notes Payable | Island Pacific Supermarket
Short-term Debt [Line Items]
Principal balance						$ 0					$ 0	1,891,225
Effective interest rate						3.74%					3.74%
Mortgage Notes Payable | Island Pacific Supermarket | (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)											1.93%
Mortgage Notes Payable | Dollar General, Bakersfield
Short-term Debt [Line Items]
Principal balance						$ 2,268,922					$ 2,268,922	2,324,338
Effective interest rate						3.38%					3.38%
Mortgage Notes Payable | Dollar General, Bakersfield | (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)											1.48%
Mortgage Notes Payable | Rite Aid
Short-term Debt [Line Items]
Principal balance						$ 0					$ 0	3,659,338
Effective interest rate						3.25%					3.25%
Mortgage Notes Payable | Rite Aid | (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)											1.50%
Mortgage Notes Payable | PMI Preclinical
Short-term Debt [Line Items]
Principal balance						$ 4,020,418					$ 4,020,418	4,118,613
Effective interest rate						3.38%					3.38%
Mortgage Notes Payable | PMI Preclinical | (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)											1.48%
Mortgage Notes Payable | PMI Preclinical | Subsequent Event
Short-term Debt [Line Items]
Principal balance	$ 5,400,000
Effective interest rate	3.75%
Mortgage Notes Payable | EcoThrift property
Short-term Debt [Line Items]
Principal balance						$ 0					$ 0	2,639,237
Effective interest rate						2.96%					2.96%
Mortgage Notes Payable | EcoThrift property | (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)											1.21%
Mortgage Notes Payable | GSA (MSHA)
Short-term Debt [Line Items]
Principal balance						$ 1,752,092					$ 1,752,092	1,796,361
Effective interest rate						3.13%					3.13%
Mortgage Notes Payable | GSA (MSHA) | (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate ( as a percent)											1.25%
Mortgage Notes Payable | GSA (MSHA) | Subsequent Event
Short-term Debt [Line Items]
Principal balance	$ 1,756,000
Effective interest rate	3.65%
Mortgage Notes Payable | PreK San Antonio
Short-term Debt [Line Items]
Principal balance						$ 5,037,846					$ 5,037,846	5,140,343
Contractual interest rate						4.25%					4.25%
Effective interest rate						4.25%					4.25%
Mortgage Notes Payable | Dinan Cars
Short-term Debt [Line Items]
Principal balance						$ 0					$ 0	2,710,834
Contractual interest rate						2.76%					2.76%
Effective interest rate						2.76%					2.76%
Repayments of debt				650,000
Debt instrument, payment reserve				$ 133,182
Mortgage Notes Payable | Solar Turbines/Wood Group/ITW Rippey
Short-term Debt [Line Items]
Principal balance						$ 9,214,700					$ 9,214,700	9,434,692
Contractual interest rate						3.35%					3.35%
Effective interest rate						3.35%					3.35%
Mortgage Notes Payable | Dollar General, Big Spring
Short-term Debt [Line Items]
Principal balance						$ 599,756					$ 599,756	611,161
Contractual interest rate						4.50%					4.50%
Effective interest rate						4.50%					4.50%
Mortgage Notes Payable | Gap
Short-term Debt [Line Items]
Principal balance						$ 3,569,990					$ 3,569,990	3,643,166
Contractual interest rate						4.15%					4.15%
Effective interest rate						4.15%					4.15%
Mortgage Notes Payable | L-3 Communications
Short-term Debt [Line Items]
Principal balance						$ 5,185,929					$ 5,185,929	5,284,884
Contractual interest rate						4.69%					4.69%
Effective interest rate						4.69%					4.69%
Mortgage Notes Payable | Sutter Health
Short-term Debt [Line Items]
Principal balance						$ 13,879,655					$ 13,879,655	14,161,776
Contractual interest rate						4.50%					4.50%
Effective interest rate						4.50%					4.50%
Mortgage Notes Payable | Walgreens Santa Maria property
Short-term Debt [Line Items]
Principal balance						$ 3,172,846					$ 3,172,846	$ 3,000,000			$ 3,217,500
Contractual interest rate						4.25%					4.25%
Effective interest rate						4.25%					4.25%	7.50%			4.25%